Other Components of Equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Components Of Equity
Movement in foreign currency translation reserves			$ 502